ICE MILLER LLP
One American Square, Suite 2900
Indianapolis, Indiana 46282
(317) 236-2100

March 14, 2011	Writer's Direct Number: (317) 236-2289 Direct Fax: (317) 592-4666 Internet: Stephen.Hackman@icemiller.com

BY EDGAR AND FEDEX

Mr. John L. Krug
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, NE
Mail Stop 4720
Washington, DC 20549

Re:	Bioanalytical Systems, Inc. Registration Statement on Form S-1 filed on February 28, 2011 Amendment No. 1 filed on March 14, 2011 File No. 333-172508

Dear Mr. Krug:

On behalf of Bioanalytical Systems, Inc. (the "Company"), enclosed for your review is Amendment No. 1 to the Company’s Registration Statement on Form S-1 (Registration No. 333-172508) (the "Registration Statement"), filed with the Securities and Exchange Commission (the "Commission") on March 14, 2011.  An electronic version of Amendment No. 1 has been filed concurrently with the Commission through its EDGAR system.  The enclosed copy of Amendment No. 1 has been marked to reflect changes made to the Registration Statement.

Set forth below are the responses of the Company to the comments of the Staff contained in the Staff’s letter to the Company, dated March 2, 2011, relating to the Registration Statement.  For convenience of reference, the text of the comments in the Staff’s letter has been reproduced in bold type herein.

Cover Page

Plan of Distribution, page 17

1.
Please revise the discussion in these sections of the prospectus as applicable to disclose the means by which the dividend and conversion/exercise rates of the securities to be offered will be determined.  Please refer to Instruction 2 to Item 501(b)(3) of Regulation S-K and Rule 430A of Regulation C regarding information related to price that may be omitted at the time of effectiveness and the additional disclosure that would be required in such case.

Mr. John L. Krug
March 14, 2011

Response:

The Company anticipates establishing the conversion price of the Series A preferred shares and the exercise prices of the warrants based on information provided by the Placement Agent after the Placement Agent discusses the terms of the offering with interested investors.  At this time, it is not practicable for the Company to identify the factors that interested investors may raise as potential determinants of the conversion and exercise prices.  Nevertheless, the disclosure on the cover page of the prospectus and in the "Determination of Offering Price" and "Plan of Distribution" sections of the prospectus has been revised to disclose that the conversion and exercise prices will be determined based on prevailing market conditions after consultation with the Placement Agent.

The Series A Convertible Preferred Shares will not have a stated dividend rate.  A sentence to this effect has also been added to the cover page of the prospectus.

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If you have any questions regarding the Company's response in this letter or the disclosure in Amendment No. 1, please call me at the direct-dial number above.

Very truly yours, ICE MILLER LLP

/s/ Stephen J. Hackman

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Enclosure